T. ROWE PRICE Retirement 2005 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.0%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  157,491 6,146 9,824 32,992,867 154,407
New Income Fund  143,239 6,395 9,664 17,417,195 137,770
International Bond Fund (USD
Hedged)  52,243 861 3,482 6,182,561 50,202
Emerging Markets Bond Fund  38,888 938 3,049 4,448,012 38,253
Dynamic Global Bond Fund  36,697 1,828 2,701 4,431,079 34,651
High Yield Fund  34,385 1,185 2,309 5,974,644 34,175
U.S. Treasury Long-Term Index
Fund  34,830 2,598 3,111 4,334,176 33,243
Floating Rate Fund  16,159 447 2,627 1,565,408 14,433
Total Bond Mutual Funds (Cost $563,361) 497,134
EQUITY MUTUAL FUNDS 42.4%
T. Rowe Price Funds:
Value Fund  64,014 465 10,346 1,470,189 59,837
Growth Stock Fund (2) 69,725 465 19,040 697,340 59,358
Equity Index 500 Fund  40,613 459 2,006 301,752 35,857
Overseas Stock Fund  33,504 251 3,474 2,453,399 29,760
U.S. Large-Cap Core Fund  21,909 4,137 1,439 792,797 26,630
International Value Equity Fund  28,207 215 3,464 1,645,063 25,745
International Stock Fund  28,806 211 3,378 1,375,584 25,104
Real Assets Fund  18,020 4,986 1,252 1,670,176 22,998
Hedged Equity Fund  – 21,210 3 2,093,805 21,336
Mid-Cap Growth Fund  15,217 118 632 154,142 15,658
Mid-Cap Value Fund  14,314 106 1,109 466,015 14,670
Emerging Markets Discovery
Stock Fund  12,609 96 2,206 882,799 11,556
Small-Cap Stock Fund  10,034 81 840 174,646 9,841
Emerging Markets Stock Fund  10,127 79 847 267,499 9,285
Small-Cap Value Fund  8,610 66 619 171,886 8,691
U.S. Equity Research Fund  14,905 102 8,050 180,016 7,926
New Horizons Fund (2) 6,669 53 458 122,893 6,786
Total Equity Mutual Funds (Cost $289,325) 391,038
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  109 8,159 8,169 960 96
Total Other Mutual Funds (Cost $96) 96

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 29,933 23,059 19,382 33,609,665 33,610
Total Short-Term Investments (Cost $33,610) 33,610
Total Investments in Securities 100.1%
(Cost $886,392) $ 921,878
Other Assets Less Liabilities (0.1)% (470)
Net Assets 100.0% $ 921,408
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (472) $ (1,173) $ 465
Emerging Markets Bond Fund  (739) 1,476 630
Emerging Markets Discovery Stock Fund  (354) 1,057 —
Emerging Markets Stock Fund  230 (74) —
Equity Index 500 Fund  6,156 (3,209) 154
Floating Rate Fund  (126) 454 345
Growth Stock Fund  (2,262) 8,208 —
Hedged Equity Fund  — 129 —
High Yield Fund  (246) 914 630
International Bond Fund (USD Hedged)  (578) 580 472
International Stock Fund  1,484 (535) —
International Value Equity Fund  1,063 787 —
Limited Duration Inflation Focused Bond Fund  (606) 594 —
Mid-Cap Growth Fund  240 955 —
Mid-Cap Value Fund  129 1,359 —
New Horizons Fund  82 522 —
New Income Fund  (1,316) (2,200) 1,547
Overseas Stock Fund  1,694 (521) —
Real Assets Fund  (58) 1,244 —
Small-Cap Stock Fund  263 566 —
Small-Cap Value Fund  168 634 —
Transition Fund  (70) (3) 9
U.S. Equity Research Fund  197 969 —
U.S. Large-Cap Core Fund  (31) 2,023 —
U.S. Treasury Long-Term Index Fund  (994) (1,074) 315
Value Fund  (1,247) 5,704 —
U.S. Treasury Money Fund, 5.40% — — 480
Totals $ 2,607# $ 19,386 $ 5,047+

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,047 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement I 2005 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2005 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement 2005 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F155-054Q1 08/23